Schedule of taxes payable (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
GST taxes payable	$ 192,956	$ 57,757
Income taxes payable	15,699	59,784
Totals	$ 208,655	$ 117,541